--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (unaudited)

ISSUER/INDUSTRY                                SHARES                    VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- 74.0%
--------------------------------------------------------------------------------

INDONESIA - 19.1%
Bank International Indonesia
   Banking ..............................     153,000                 $  132,140
Bank International Indonesia-Warrants*
   Banking ..............................      11,112                      4,342
PT Astra International
   Automobile ...........................      85,000                    349,578
PT Bank Dagang Nasional Ind
   Banking ..............................     252,000                    178,779
PT Bank Dagang Nasional Ind-Warrants*
   Banking ..............................      36,000                     14,806
PT Bank Negara Indonesia
   Banking ..............................     198,500                    126,537
PT Darya Varia Laboratoria
   Consumer .............................      25,500                     30,676
PT Daya Guna Samudera
   Others ...............................      95,000                    170,934
PT Gudang Garam
   Consumer .............................      76,000                    318,816
PT HM Sampoerna
   Consumer .............................      13,000                     49,589
PT Ramayana Lestari Santosa
   Consumer .............................      25,500                     73,411
PT Semen Gresik
   Building Materials ...................      36,500                     81,812
PT Telecomunikasion
   Telecommunications ...................     360,000                    588,526
                                                                      ----------
                                                                       2,119,946
                                                                      ----------
MALAYSIA - 40.0%
ACP Industries Berhad
   Building Materials ...................      56,000                    221,870
ACP Industries Berhad-Warrants*
   Building Materials ...................      21,000                     20,800
Arab-Malaysian Merchant Bank-Warrants*
   Banking ..............................       3,000                      4,041
Arab-Malaysian Merchant Bank*
   Banking ..............................      30,000                     10,757
Berjaya Group Berhad
   Multi-Industry .......................      60,000                     73,693
Bright Packaging Industries Berhad
   Miscellaneous ........................       5,000                     27,734
Commerce Asset Holdings Berhad
   Banking ..............................      36,000                     94,849
Commerce Asset Holdings Berhad-Rights*
   Banking ..............................      11,700                        952
DCB Holdings Berhad
   Banking ..............................      21,000                     63,391
DNP Holdings Berhad
   Banking ..............................      30,000                     21,141
Edaran Otomobil Nasional Berhad
   Automobile ...........................       6,000                     51,109
Gamuda Berhad
   Construction/Engineering .............      26,499                     92,914
Gamuda Berhad-Warrants*
   Construction/Engineering .............       1,667                      1,882
Hong Leong Bank-Warrants*
   Property/Hotel .......................      78,578                     88,727
Jaya Tiasa
   Timber ...............................      14,000                     70,444
KFC Holdings Berhad
   Consumer .............................      35,360                    133,090
KFC Holdings Berhad-Warrants*
   Consumer .............................      32,000                     37,781
Konsortium Perkapalan Berhad
   Transport ............................      27,000                    159,390
Kuala Lumpur Kepong Berhad
   Plantations ..........................       4,000                      9,905
Lingkaran Trans Kota Holdings*
   Banking ..............................       8,000                     16,640
Magnum Corp. Berhad
   Leisure & Tourism ....................      32,000                     48,177
Malayan Banking Berhad
   Banking ..............................      47,000                    495,563
Malaysia Mining Corp.
   Construction/Engineering .............      80,000                     87,480
Malaysian International Shipping
   Transport ............................      13,000                     33,736
Malaysian Resources Corp.
   Property/Hotel .......................      56,000                    154,200
Multi-Purpose Holdings
   Others ...............................     133,000                    186,537
Oriental Holdings Berhad
   Automobile ...........................      14,000                    105,388
Perusahaan Otomobil Nasional
   Automobile ...........................      24,000                    112,203
Public Bank Berhad
   Banking ..............................      18,000                     28,098
Rashid Hussein Berhad
   Finance/Securities ...................      13,000                     82,409
Renong Berhad
   Others ...............................     104,000                    135,975
Renong Berhad-Warrants*
   Others ...............................       2,000                      1,054
Road Builder
   Construction/Engineering .............      20,000                     94,295
Sime Darby Berhad
   Property/Hotel .......................      64,000                    212,995
S P Setia Berhad
   Property/Hotel .......................      22,000                     72,781
Star Publications Malaysia
   Media ................................      79,000                    338,035
Systems Telekom Malaysia
   Media ................................      54,000                    252,456
Tan Chang Motor Holdings Berhad
   Automobile ...........................      81,000                    152,758
Tenaga Nasional Berhad
   Utilities ............................      86,000                    419,097
UMW Holdings Berhad
   Automobile ...........................       9,000                     42,433
UMW Holdings Berhad-Warrants*
   Automobile ...........................       3,000                      7,369
United Engineers Malaysia
   Construction/Engineering .............      26,040                    187,769
                                                                      ----------
                                                                       4,451,918
                                                                      ----------
PHILIPPINES - 11.1%
Ayala Land Inc. B
   Property .............................     189,375                    174,111
CN Solid Group Inc.
   Consumer .............................     356,000                     58,038
DMCI Holdings, Inc.*
   Construction .........................     263,000                     86,749
Manila Electric
   Utility ..............................      26,650                    131,350
Metro Bank & Trust
   Banking ..............................       8,357                    177,431
Metro Pacific Corp.
   Miscellaneous ........................     400,000                     86,442
Philippine Long Distance Telephone
   Telecommunications ...................       7,700                    249,602
Philippine National Bank
   Banking ..............................       9,594                     65,108
San Miquel Corp. B
   Multi-Industry .......................      31,900                     84,056
SM Prime Holdings
   Property .............................     397,000                    117,402
                                                                      ----------
                                                                       1,230,289
                                                                      ----------
THAILAND - 3.8%
Advanced Infomation Services
   Telecommunications ...................       8,500                     77,148
Bangkok Bank Co. Ltd.
   Banking ..............................      10,200                     72,916
Co-Generation Public Co.*
   Utilities ............................      25,200                     70,337
Electricity General
   Utilities .......... .................      30,000                     76,506
Ptt Exploration & Products
   Energy ...............................       7,800                    117,783
Siam Commercial Bank
   Banking ..............................         700                      2,980
Telecom Asia Local*
   Telecommunications ...................       1,200                      1,506
Thai Farmers Bank-Warrants*
   Banking ..............................       2,837                        889
                                                                     -----------
                                                                         420,065
                                                                     -----------
TOTAL COMMON STOCK
 (Identified Cost $7,799,624) ...........                            $ 8,222,218
                                                                     -----------

                                              PRINCIPAL
ISSUER/INDUSTRY                                AMOUNT                    VALUE
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FIXED INCOME - 0.5%
-------------------------------------------------------------------------------
AMMB
 5.00% due 1/13/02 ......................      30,000                     10,162
Multi-Purpose Holdings
 3.00% due 1/13/02 ......................     133,000                    44,790
                                                                     -----------
TOTAL FIXED INCOME
 (Identified Cost $65,612) ..............                                 54,952
                                                                     -----------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 21.7%
-------------------------------------------------------------------------------
IBT Cash Sweep
 4.95% due 7/01/97 ......................                              1,205,015
Salomon Brothers Repurchase Agreement
 5.50% due 7/01/97, proceeds at
 maturity $1,205,199 (collateralized
 by $340,173 U.S. Treasury Note
 8.75% due 8/15/20
 $609,254 U.S. Treasury Note
 9.125% due 5/15/18
 $201,155 U.S. Treasury Note
 9.00% due 11/15/18 and
 $77,091 U.S. Treasury Bond
 7.50%, due 11/15/16) .........                                        1,205,015
                                                                     -----------
                                                                       2,410,030
                                                                     -----------
TOTAL INVESTMENTS
 (Identified Cost $10,275,266)       96.2%                            10,687,200
OTHER ASSETS
 LESS LIABILITIES .........           3.8                                420,378
                                    -----                            -----------
NET ASSETS ................         100.0%                           $11,107,578
                                    =====                            ===========

* Non-income producing

See notes to financial statements

--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) (Identified Cost, $10,275,266) ......................               $10,687,200
Foreign currency, at value (Cost, $190,717) ........................................                   190,318
Receivable for securities sold .....................................................                   271,629
Dividends and interest receivable ..................................................                    28,979
                                                                                                   -----------
 Total assets ......................................................................                11,178,126
                                                                                                   -----------
LIABILITIES:
Payable for securities purchased ...................................................                    61,696
Payable to affiliates--Investment advisory fees (Note 2) ............................                    6,352
Accrued expenses and other liabilities .............................................                     2,500
                                                                                                   -----------
 Total liabilities .................................................................                    70,548
                                                                                                   -----------
NET ASSETS .........................................................................               $11,107,578
                                                                                                   ===========
REPRESENTED BY:
Paid-in capital for beneficial interests ...........................................               $11,107,578
                                                                                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $13,853) .................         $ 40,900
Interest ..............................................................           23,609
                                                                                --------
 Total investment income ..............................................                             $   64,509

EXPENSES:
Investment advisory fees (Note 2) .....................................           54,760
Administrative fees (Note 3) ..........................................            2,738
Expense fees (Note 6) .................................................            2,500
                                                                                --------
 Total expenses .......................................................           59,998
Less aggregate amount waived by Investment Adviser
 and Administrator (Notes 2 and 3) ....................................           (5,238)
                                                                                --------

Net expenses ..........................................................                                 54,760
                                                                                                    ----------
 Net investment income ................................................                                  9,749
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions ........................         (317,660)
Net realized loss on foreign currency exchange transactions ...........          (14,287)
                                                                                --------
 Net realized loss ....................................................                               (331,947)
                                                                                                    ----------
Unrealized appreciation (depreciation) of investments--
 Beginning of period ..................................................          849,761
 End of period ........................................................          411,934              (437,827)
                                                                                --------
Translation of other assets and liabilities denominated
 in foreign currencies--net ............................................                                   296
                                                                                                    ----------
 Net change in unrealized appreciation (depreciation) .................                               (437,531)
                                                                                                    ----------
 Net realized and unrealized loss on investments ......................                               (769,478)
                                                                                                    ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................                             $ (759,729)
                                                                                                    ==========

See notes to financial statements

--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                              ENDED
                                                                         JUNE 30, 1997          YEAR ENDED
                                                                          (UNAUDITED)        DECEMBER 31, 1996
                                                                         --------------       ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................        $     9,749           $    65,403
Net realized loss on investments and foreign exchange transactions          (331,947)           (1,026,487)
Net change in unrealized appreciation (depreciation)
 of investments and foreign currency exchange ...................           (437,531)              562,925
                                                                         -----------           -----------
 Net Decrease in net assets resulting from operations ...........           (759,729)             (398,159)
                                                                         -----------           -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions .....................................          1,524,325             8,854,217
Value of withdrawals ............................................         (1,049,778)           (3,026,771)
                                                                         -----------           -----------
 Net increase in net assets from capital transactions ...........            474,547             5,827,446
                                                                         -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS: ..........................           (285,182)            5,429,287
NET ASSETS:
Beginning of period .............................................         11,392,760             5,963,473
                                                                         -----------           -----------
End of period ...................................................        $11,107,578           $11,392,760
                                                                         ===========           ===========

See notes to financial statements

--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                   AUGUST 23, 1995
                                                  ENDED                                     (COMMENCEMENT OF
                                              JUNE 30, 1997            YEAR ENDED            OPERATIONS) TO
                                               (UNAUDITED)         DECEMBER 31, 1996        DECEMBER 31, 1995
                                             ---------------        ---------------         -----------------
RATIOS / SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)        $11,108                 $11,393                $5,963
Ratio of expenses to average net assets ..         1.00%*                  0.56%                    0%
Ratio of net investment income to
 average net assets ......................         0.18%*                  0.60%                 1.53%*
Portfolio turnover .......................           26%                     73%                    0%
Average commission rate per share (A) ....       $0.014                   $0.019                   N/A
   Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:
   Ratios:
Expenses to average net assets ...........         1.10%*                  1.06%                 1.05%*
Net investment income to average net assets        0.08%*                  0.10%                 0.48%*
 * Annualized
(A)The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

--------------------------------------------------------------------------------
 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Emerging Asian Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations and techniques are believed to reflect more accurately the fair value of such securities. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $54,760, of which $2,500 was voluntarily waived, for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $2,738, all of which was voluntarily waived, for the six months ended June 30, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term investments, aggre-gated $2,549,682 and $5,263,624, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................    $10,275,266
                                        ===========
Gross unrealized appreciation ......    $ 1,005,300
Gross unrealized depreciation ......       (593,366)
                                        -----------
Net unrealized appreciation ........    $   411,934
                                        ===========

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, currently 1.00% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit for the six months ended June 30, 1997 the commitment fee allocated to the Portfolio was $24. Since the line of credit was established, there have been no borrowings.